Trade accounts payable (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Trade accounts payable
Suppliers and contractors		$ 155,904	$ 200,598	$ 212,939
Customer advances		39,877	42,317	39,892
Current portion of financial leases		12,948	6,592
Statutory employee profit sharing		8,218	6,475	9,242
Trade accounts payable	$ 11,037	$ 216,947	$ 255,982	$ 262,073